Share-based compensation	12 Months Ended
Dec. 31, 2021
Share-based compensation
Share-based compensation

13. Share-based compensation

Compensation expenses recognized for share-based awards granted by the Group were as follows:

	Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
General and administrative expenses	35,499	24,015	23,688
Research and development expenses	916	1,378	1,462
Selling expenses	2,501	4,144	5,252
Cost of revenues	170	218	271
Total	39,086	29,755	30,673

Compensation expenses recognized for different awards were as follows:

	Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Repurchase of ordinary shares (Note 11)	17,421	—	—
Vesting of restricted shares	12,419	12,415	6,607
Vesting of RSUs	9,246	17,340	20,130
Vesting of share options	—	—	3,936
Total	39,086	29,755	30,673

There was no income tax benefit recognized in the consolidated statements of comprehensive income/(loss) for share-based compensation expense and the Group did not capitalize any share-based compensation expense as part of the cost of any assets for the years ended December 31, 2019, 2020 and 2021. The Group makes an entity-wide accounting policy election to account for forfeitures when they occur.

(a)	Restricted shares

As disclosed in Note 10, on July 25, 2017, all 81,000,000 ordinary shares of the Company issued to Smart Share Holding were designated as restricted shares of the Company granted to the founders who are the owners of Smart Share Holding, in consideration for their continuous service to the Company as employees. Each founder was ascribed a particular number of the Company’s ordinary shares based on that founder’s ownership of Smart Share Holding.

The restricted shares shall be legally vested and released in equal 25% instalments over the four-year period from July 25, 2017 on each anniversary. Upon Qualified Public Offering, all the unvested restricted shares shall be vested immediately. Upon vesting, a founder is entitled to receive from Smart Share Holding any dividends received on their attributed portion of Company shares held by Smart Share Holding, and direct Smart Share Holding to dispose of their attributed portion of Company shares and receive the sale proceeds. Upon termination of employment with the Company, any unvested shares attributed to a founder can be repurchased by the Company for par value, and the founder would lose their economic rights associated with those shares. Accordingly, as the overall substance of the arrangement is a grant of share-based awards to founders, the Company has recorded share-based compensation expense on these awards.

The following table summarizes the Group’s restricted shares activities:

	Numbers of shares	Weighted-average grant date fair value
		US$
Unvested at December 31, 2018	60,750,000	0.0889
Vested	(20,250,000)	0.0889
Unvested at December 31, 2019	40,500,000	0.0889
Vested	(20,250,000)	0.0889
Unvested at December 31, 2020	20,250,000	0.0889
Vested	(20,250,000)	0.0889
Unvested at December 31, 2021	—	—

Share-based compensation expense for the restricted shares was measured using the estimated fair value of the Company’s ordinary shares of US$0.0889 at the grant date and is amortized to the consolidated statements of comprehensive income/(loss) on a straight-line basis over the vesting term.

For the years ended December 31, 2019, 2020 and 2021, the total fair value of restricted shares vested were RMB12,419, RMB 12,415 and RMB6,607, respectively.

Upon the completion of IPO, the 20,250,000 of unvested restricted shares owned by the founders of the Group were vested immediately according to the IPO vesting condition.

As of December 31, 2020 and 2021, there was RMB6,597 and nil of unrecognized shared-based compensation expense related to restricted shares, which is expected to be recognized over a period of 0.56 and nil years.

(b)	Smart Share CGY and Smart Share Brothers’ RSUs scheme (“RSUs scheme”)

As disclosed in Note 11, Smart Share CGY and Smart Share Brothers are solely owned by the founder of the Company and are the consolidated VIEs of the Company. Both Smart Share CGY and Smart Share Brothers were established to facilitate the adoption of an RSUs scheme on behalf of the Company. The RSUs scheme is administered by the board of directors of the Company and RSUs were granted to the Company’s employees and external consultants. All the ordinary shares of Smart Share CGY and Smart Share Brothers are authorised and issued to the founder to facilitate the adoption of the RSUs scheme.

The number of authorised and issued shares of Smart Share CGY and Smart Share Brothers were 44,841,250 and 2,000,000, respectively, which mirrored the number of the Company’s ordinary shares issued to Smart Share CGY and Smart Share Brothers, respectively. The founder holds the shares of Smart Share CGY and Smart Share Brothers on behalf of the Company and beneficiaries of the RSUs scheme. Other than holding the Company’s ordinary shares, Smart Share CGY and Smart Share Brothers do not have any other assets. The ordinary shares issued to Smart Share CGY and Smart Share Brothers are presented as treasury shares in the Company’s consolidated balance sheets.

Upon vesting, the Company’s employees and external consultants are entitled to the ordinary shares of Smart Share CGY or Smart Share Brothers, and the Company directs the founder to deliver such shares. Holders of vested shares of Smart Share CGY or Smart Share Brothers are entitled to the economics of the vested shares, including dividends and sale proceeds of these shares. Any proceeds received by Smart Share CGY or Smart Share Brothers on Company shares that have not been allocated to employees and external consultants are required to be returned to the Company. The RSUs granted by Smart Share CGY vest in the four-year period from the grant date, with 25% of the RSUs to be vested upon each anniversary. The RSUs granted by Smart Share Brothers are fully vested on the grant date. If an employee or external consultant terminates service to the Group, unvested shares of Smart Share CGY and Smart Share Brothers can be repurchased for nominal amounts. The Group has the right to repurchase vested shares of Smart Share CGY and Smart Share Brothers at a price based on recent transaction prices involving the Company’s stock. The ordinary shares of the Company held by Smart Share CGY and Smart Share Brothers are unchanged as a result of these transactions.

In January 2021, the Company's board of directors approved the modification of Smart Share CGY and Smart Share Brothers' RSUs scheme to allow the grantees to directly hold the ordinary shares or RSUs of the Company, under which each vested RSU of Smart Share CGY and Smart Share Brothers' RSUs scheme was exchanged for one ordinary share of the Company with an equivalent economic value, and each outstanding unvested RSU under the Smart Share CGY's RSUs scheme was exchanged for one RSU of the Company with an equivalent economic value. The modification did not change the vesting conditions and the remaining vesting period. There was no incremental share-based compensation cost recorded in connection with this modification.

The following table summarizes the Group’s RSUs activities:

	RSUs	Weighted Average
	Outstanding	Grant Date Fair Value
		US$
Unvested at December 31, 2018	9,824,454	0.1582
Granted	15,514,500	0.3722
Vested	(2,720,091)	0.1464
Forfeited	(1,820,000)	0.2433
Unvested at December 31, 2019	20,798,863	0.3119
Granted	7,775,835	0.9203
Vested	(6,060,842)	0.2753
Forfeited	(1,608,861)	0.4077
Unvested at December 31, 2020	20,904,995	0.5415
Vested	(7,629,599)	0.4302
Forfeited	(861,193)	0.6266
Unvested at December 31, 2021	12,414,203	0.6037

The fair value of each granted RSUs is estimated based on the fair value of the underlying ordinary share of the Company on the date of grant, less any nominal amounts paid for such shares. The fair value of the RSUs granted by Smart Share Brothers was recognized as share-based compensation expense immediately on the grant date. The fair value of the RSUs granted by Smart Share CGY was amortized to the consolidated statements of comprehensive income/(loss) as share-based compensation expense on a straight-line basis over the vesting term.

The Company recognized share-based compensation expenses of RMB9,246, RMB17,340 and RMB20,130 related to RSUs in the consolidated statements of comprehensive income/(loss) for the years ended December 31, 2019, 2020 and 2021, respectively.

For the year ended December 31, 2021, as agreed with the employees in connection with the vesting of their RSUs, the employees transferred 2,306,690 vested RSUs to the Company, of which the aggregated fair value was RMB21,848 on the dates of transfer. The fair value of the transferred shares was determined by the market prices on the dates of transfer and was equivalent to the individual income taxes that the employees were liable to for the vesting of RSUs and the Company would settle with the local tax authority on behalf of the employees. The Company recorded the withheld shares in treasury shares.

For the years ended December 31, 2019, 2020 and 2021, the total fair value of RSUs vested were RMB2,478, RMB11,504 and RMB22,661 respectively.

As of December 31, 2020 and 2021, there were RMB60,892 and RMB39,525 of unrecognized shared-based compensation expenses related to the RSUs, which is expected to be recognized over a weighted-average period of 2.48 and 2.08 years.

(c)Share Options

In January 2021, the shareholders and board of directors approved the 2021 Share Incentive Plan to attract and retain qualified personnel, provide incentives to employees, directors and consultants, and promote the success of the Group’s business. The 2021 Share Incentive Plan permits the awards of options, restricted share units, restricted shares or other types of award approved by a committee that administers the plan. The 2021 Share Incentive Plan assumed all awards that the Company had granted previously. The terms and conditions of the survived awards remain unchanged and continue to be effective and binding under the 2021 Share Incentive Plan.

In August 2021, the Board approved the Company to grant share options and restricted shares to purchase up to 5,055,208 Class A ordinary shares under the 2021 Share Incentive Plan. Accordingly, as of December 31, 2021, the Company granted 5,009,222 share options.

Share options granted under the 2021 Incentive Plan have a contractual term of ten years from the stated grant date and are generally subject to a four-year vesting schedule. Depending on the nature and the purpose of the grant, share-based awards generally vest 25% upon the first anniversary of the vesting commencement date, and 25%, 25% and 25% in following years thereafter.

The following table summarizes the Group’s option activities:

		Weighted	Weighted
		Average	Average
		Grant	Remaining	Aggregate
	Share	Date Fair	Contractual	Intrinsic
	Option	Value	Life	Value
		US$	In years
Outstanding as of December 31, 2020	—	—	—	—
Granted	5,009,222	1.4350	—	—
Cancelled	(228,624)	1.4350	—	—
Outstanding as of December 31, 2021	4,780,598	1.4350	9.64	21,945
Vested and expected to vest as of December 31, 2021	4,780,598	1.4350	9.64	21,945
Exercisable as of December 31, 2021	—	—	—	—

The Group uses binomial option-pricing model determine fair value of the share-based awards. The estimated fair value of each option granted is estimated on the date of grant using the binomial option-pricing model with the following assumptions:

Year ended December 31, 2021
Exercise price (US$)	0.01
Fair value of the ordinary share on the date of option grant (US$)	1.445
Expected volatility	62.97%
Risk-free interest rate (per annum)	1.25%
Expected dividend yield	0%
Exercise multiple	2.2
Contractual term (in years)	10
Expected forfeiture rate (post-vesting)	5.24%

Risk-free interest rate is estimated based on the yield curve of US Sovereign Bond as of the option valuation date. The expected volatility at the grant date and each option valuation date is estimated based on annualized standard deviation of daily stock price return of comparable companies with a time horizon close to the expected expiry of the term of the options. The Group has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future. The exercise multiple is estimated as the ratio of fair value of underlying shares over the exercise price as at the time the option is exercised, based on a consideration of empirical studies on the actual exercise behavior of employees. Contractual term is the contract life of the options.

Share-based compensation expense is recorded on a straight-line basis over the requisite service period, which is generally four years from the date of grant. The Company recognized share-based compensation expenses of nil, nil and RMB3,936 for share options granted in the consolidated statements of comprehensive income/(loss) for the years ended December 31, 2019, 2020 and 2021, respectively.

As of December 31, 2020 and 2021, there was nil and RMB40,601 of unrecognized compensation expense related to unvested share options, which is expected to be recognized over a weighted average period of nil and 3.64 years, respectively.